Leases - Schedule of Future Lease Payment Under Non-Cancelable Operating Leases (Details)	Sep. 30, 2025 USD ($)
Schedule of Future Lease Payment Under Non-Cancelable Operating Leases [Abstract]
2026	$ 2,313
Total future lease payments	$ 2,313